1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful Lives (Details) (Annual Report)	12 Months Ended
Dec. 31, 2012
Annual Report
Useful Life Equipment Minimum	5 years
Useful Life Equipment Maximum	7 years
Useful Life Software tools	3 years